Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Europe Fund	Dec. 30, 2023
Fidelity Europe Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(20.62%)
Past 5 years	0.67%
Past 10 years	4.43%
Fidelity Europe Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.62%)
Past 5 years	(1.06%)
Past 10 years	3.33%
Fidelity Europe Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.21%)
Past 5 years	0.42%
Past 10 years	3.47%
MS002
Average Annual Return:
Past 1 year	(14.84%)
Past 5 years	2.14%
Past 10 years	4.85%